RECENT ACCOUNTING PRONOUNCEMENTS Condensed Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	$ 59,437	$ 17,951	$ 38,254
Current assets	5,359	3,084	13
Accrued expenses	37,031	38,208	38,809
Retained (deficit) earnings	(295,118)	$ (289,134)	(272,503)
Adjustments for ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	(31,850)		(20,303)
Current assets	5,410		3,071
Accrued expenses	(959)		(601)
Retained (deficit) earnings	(25,481)		(16,631)
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voyages in progress	91,287		38,254
Current assets	(51)		13
Accrued expenses	37,990		38,809
Retained (deficit) earnings	$ (269,637)		$ (272,503)